Note 26 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Fair Value Measurement Inputs Level 1 [Table Text Block]
	ASC 820 Level	December 31, 2019	December 31, 2018
Assets:
Cash and cash equivalents	Level 1	20,886	19,464
Liabilities:
Short-term borrowings	Level 1	3,513	3,683
Long-Term Debt	Level 1	1,420	1,830
Investor Warrants	Level 3	-	-

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
All amounts in thousands Euros unless otherwise stated	Investor Warrants 2012	Investor Warrants 2013	Investor Warrants 2016	Total Financial instruments carried at fair value
As of December 31, 2016	640	1,118	2,162	3,921
Warrants forfeited (see note 21) (1)	(489)	-	-	(489)
Warrants exercises (see note 21) (1)	(136)	-	-	(136)
FV adjustments (see note 21) (1)	-	(656)	(1,388)	(2,044)
USD/EUR exchange impact (2)	(16)	(135)	(262)	(412)
As of December 31, 2017	-	328	512	840
FV adjustments (see note 21) (1)	-	(345)	(544)	(889)
USD/EUR exchange impact (2)	-	17	32	49
As of December 31, 2018	-	-	-	-
As of December 31, 2019	-	-	-	-